CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (522,545)	$ (76,001)	¥ (239,124)	¥ (98,627)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for allowance for doubtful accounts	16,532	2,404	24,490	19,695
Share-based compensation expenses	39,026	5,676	22,927	10,630
Depreciation and amortization expenses	34,701	5,047	31,474	23,893
Deferred tax expenses	(28,004)	(4,073)	(11,296)	(7,118)
Foreign currency exchange (gain)/loss, net	4,957	721	20,452	1,600
Loss on disposal of equipment and leasehold improvement	4,284	623	138	786
Changes in operating assets and liabilities:
Accounts receivable	184,779	26,875	(267,554)	(102,039)
Notes receivable	6,000	873	(6,000)
Prepayments and other current assets	12,946	1,883	(102,361)	(88,546)
Accounts payable	(110,862)	(16,124)	158,588	(49,996)
Amounts due to related parties	0	0	0	0
Salary and welfare payable	4,756	692	18,570	9,281
Taxes payable	7,198	1,047	36,473	40,739
Deferred revenues	22,735	3,307	(7,666)	2,689
Advances from customers	37,884	5,510	7,465	(3,401)
Accrued expenses and other current liabilities	52,483	7,633	6,720	5,237
Net cash used in operating activities	(233,130)	(33,907)	(306,704)	(235,177)
Cash flows from investing activities:
Purchase of property, equipment and software	(52,275)	(7,603)	(22,951)	(45,980)
Proceeds from disposal of property, equipment and software	44	6	31	12
Transfer to time deposit				(66,418)
Maturity of time deposit			67,574
Acquisition of subsidiaries, net of cash acquired			(1,857)
Long term investment	(5,000)	(727)
Net cash provided by (used in) investing activities	(57,231)	(8,324)	42,797	(112,386)
Cash flows from financing activities:
Proceeds of bank loans	5,000	727	266,019	65,000
Repayment of bank loan	(266,019)	(38,691)	(65,000)
Proceeds from issuance of ordinary shares	27	4	3,091	615,031
Payment for IPO costs			(3,362)	(29,892)
Capital injection from non-controlling interests			(9,800)	400
Convertible note	234,039	34,040
Net cash provided by (used in) financing activities	(26,953)	(3,920)	190,948	650,539
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(678)	(99)	(39,485)	22,955
Net increase/(decrease) in cash, cash equivalents and restricted cash	(317,992)	(46,250)	(112,444)	325,931
Cash, cash equivalents and restricted cash at the beginning of the year	412,010	59,924	524,454	198,523
Cash, cash equivalents and restricted cash at the end of the year	94,018	13,674	412,010	524,454
Supplemental disclosures of cash flow information:
Cash paid for income taxes	114	17	1,820	182
Cash paid for interest	649	94	5,614	707
Supplemental schedule of non-cash investing activities:
Property and equipment purchases financed by accrued expenses and other current liabilities	4,371	636	6,033	2,144
Property and equipment purchases transferred from other non-current assets	35,524	5,167	3,460	611
Supplemental schedule of non-cash financing activities:
Accretions to preferred shares redemption value				16,725
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same amounts shown in the statement of cash flows:
Cash and cash equivalents	92,684	13,480	166,690	520,452
Restricted cash	1,334	194	245,320	4,002
Cash, cash equivalents and restricted cash at the end of the year	¥ 94,018	$ 13,674	¥ 412,010	¥ 524,454